Taxation - Summary of Reconciliation of Income Tax at Statutory Corporate Income Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Statutory tax rate	17.00%	17.00%	17.00%